Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)

8. Quarterly Financial Information (Unaudited)

Following are the Company’s unaudited quarterly statements of operations for the period from Inception to March 31, 2017 and the quarters ended June 30, 2017 through December 31, 2018. The Company has prepared the quarterly data on a consistent basis with the audited financial statements included elsewhere in this Annual Report on Form 10-K and, in the opinion of management, the financial information reflects all necessary adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the results of operations for these periods. This information should be read in conjunction with the audited financial statements and related notes included elsewhere in this Annual Report on Form 10-K. These quarterly operating results are not necessarily indicative of the Company’s operating results for any future period.

	For the Period Three Months Ended March 31, 2018	For the Three Months Ended June 30, 2018	For the Three Months Ended September 30, 2018	For the Three Months Ended December 31, 2018
Operating expenses:
Professional fees, formation costs and other expenses	$288,600	$166,288	$137,687	$211,475

Loss from operations	(288,600)	(166,288)	(137,687)	(211,475)

Interest income	1,414,985	1,801,259	2,069,168	2,384,139

Net income attributable to ordinary shares	$1,126,385	$1,634,971	$1,931,481	$2,172,664

Net income per ordinary share:
Basic and diluted	$0.02	$0.03	$0.03	$0.04

Weighted average ordinary shares outstanding:
Basic and diluted	56,250,000	56,250,000	56,250,000	56,250,000

	For the Period from February 14, 2017 (Inception) to March 31, 2017	For the Three Months Ended June 30, 2017	For the Three Months Ended September 30, 2017	For the Three Months Ended December 31, 2017
Operating expenses:
Professional fees, formation costs and other expenses	$79,538	$45,000	$94,400	$157,434

Net loss attributable to ordinary shares	$(79,538)	$(45,000)	$(94,400)	$(157,434)

Net loss per ordinary share:
Basic and diluted	$(0.01)	$—	$—	$—

Weighted average ordinary shares outstanding:
Basic and diluted	9,500,000	11,994,505	56,369,565	56,250,000